Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
INVESTMENT SECURITIES
5.	INVESTMENT SECURITIES

The amortized cost and estimated fair value of investments in debt and equity securities at December 31, 2011 and 2010 are as follows:

	December 31, 2011
(Dollars in thousands)	Investment Securities Available-for-Sale
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Equity securities	$2,478	$691	$30	$3,139
U.S. Government Sponsored Enterprise (“GSE”) and Agency Notes	204	—	1	203
GNMA guaranteed mortgage certificates	7,874	232	—	8,106
Other mortgage-backed securities	509,434	27,017	—	536,451
Collateralized mortgage obligations	180,029	2,451	85	182,395
Municipal bonds	85,503	4,653	2	90,154
Pooled trust preferred securities	13,433	—	2,280	11,153
Money market and mutual funds	43,399	40	29	43,410

Total	$842,354	$35,084	$2,427	$875,011

	December 31, 2011
	Investment Securities Held-to-Maturity
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
GNMA guaranteed mortgage certificates	$589	$—	$30	$559
Other mortgage-backed securities	422,011	3,987	9	425,989
Collateralized mortgage obligations	47,620	199	—	47,819
Municipal bonds	11,975	182	—	12,157
Foreign bonds	500	—	1	499

Total	$482,695	$4,368	$40	$487,023

	December 31, 2010
(Dollars in thousands)	Investment Securities Available-for-Sale
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Equity securities	$3,029	$206	$—	$3,235
U.S. Government Sponsored Enterprise (“GSE”) and Agency Notes	840,011	428	12,544	827,895
GNMA guaranteed mortgage certificates	8,776	213	—	8,989
Collateralized mortgage obligations	89,047	2,421	8	91,460
Other mortgage-backed securities	459,139	26,318	—	485,457
Municipal bonds	99,069	1,040	977	99,132
Pooled trust preferred securities	16,989	3	2,470	14,522
Money market and mutual funds	11,123	187	9	11,301

	$1,527,183	$30,816	$16,008	$1,541,991

	December 31, 2010
	Investment Securities Held-to-Maturity
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
GNMA guaranteed mortgage certificates	$639	$—	$30	$609
Other mortgage-backed securities	30,876	2,067	—	32,943
Municipal bonds	54,594	59	58	54,595
Foreign bonds	500	1	—	501

Total	$86,609	$2,127	$88	$88,648

During the year ended December 31, 2011, the Bank sold $322.3 million of securities that resulted in a net gain of $652 thousand. A portion of these sales of lower rate, longer term securities were driven by management’s repositioning of the Bank’s balance sheet to improve profitability, interest rate risk, and capital position.

At December 31, 2011 and 2010, $543.1 million and $863.4 million, respectively, of securities at fair value were pledged to secure municipal deposits and $216 thousand and $3.4 million, respectively, of securities at fair value were pledged as collateral on secured borrowings at the Federal Reserve Bank. At December 31, 2011 and 2010, the fair value of the securities held as collateral for repurchase agreements totaled $141.3 million and $153.4 million, respectively.

Investments that have been in a continuous unrealized loss position for periods of less than 12 months and 12 months or longer at December 31, 2011 and 2010 are summarized in the following table:

(Dollars in thousands)	At December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
GSE and Agency Notes	$—	$—	$103	$1	$103	$1
Mortgage-backed securities	30,186	9	559	30	30,745	39
Municipal and other bonds	—	—	1,205	2	1,205	2
Pooled trust preferred securities	—	—	11,153	2,280	11,153	2,280
Collateralized mortgage obligations	27,157	85	106	—	27,263	85
Foreign Bonds	499	1	—	—	499	1

Subtotal, debt securities	57,842	95	13,126	2,313	70,968	2,408
Equity securities	211	30	—	—	211	30
Mutual Funds	984	29	—	—	984	29

Total temporarily impaired securities	$59,037	$154	$13,126	$2,313	$72,163	$2,467

(Dollars in thousands)	At December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
GSE and Agency Notes	$692,008	$12,544	$—	$—	$692,008	$12,544
Mortgage-backed securities	—	—	608	30	608	30
Municipal and other bonds	82,066	946	1,119	89	83,185	1,035
Pooled trust preferred securities	—	—	14,188	2,470	14,188	2,470
Collateralized mortgage obligations	500	3	163	5	663	8

Subtotal, debt securities	774,574	13,493	16,078	2,594	790,652	16,087
Money market fund	304	9	—	—	304	9

Total temporarily impaired securities	$774,878	$13,502	$16,078	$2,594	$790,956	$16,096

When evaluating for impairment, the Company’s management considers the duration and extent to which fair value is less than cost, the creditworthiness and near-term prospects of the issuer, the likelihood of recovering the Company’s investment, whether the Company has the intent to sell the investment or that it is more likely than not that the Company will be required to sell the investment before recovery, and other available information to determine the nature of the decline in market value of the securities.

The following summarizes, by security type, the basis for the conclusion that the applicable investments within the Company’s available-for-sale and held-to-maturity portfolio were not other than temporarily impaired.

United States Government Sponsored Enterprise (GSE) and Agency Notes

The Company’s investment in United States GSE and Agency Notes shown in the preceding table that was in a loss position for 12 months or longer consisted of one U.S. Government guaranteed U.S. Department of Housing and Urban Development bond with an unrealized loss of 0.6%. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality, and because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost, which may be at maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Mortgage-Backed Securities

The Company’s investment in mortgage-backed securities shown in the preceding table that was in a loss position for greater than 12 months and had an unrealized loss of 5.1% consisted of one U.S. Government agency mortgage backed security. The cash flows of this investment are a direct obligation of the U.S. Government. Accordingly, the Company expects to recover its full payment of principal of this investment. The Company’s investment in the preceding table that was in a loss position for less than 12 months consisted of one GSE Agency mortgage-backed security with an unrealized loss of 0.03%. The unrealized losses are due to current interest rate levels relative to the Company’s cost. Because the unrealized losses are due to current interest rate levels relative to the Company’s cost and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell these investments before recovery of its amortized cost, which may be at maturity, the Company does not consider these investments to be other-than temporarily impaired at December 31, 2011.

Municipal Bonds

The Company’s investment in municipal bonds shown in the preceding table that was in a loss position for greater than 12 months and had an unrealized loss of 0.1% consisted of one general obligation bond issued by a Pennsylvania municipality and rated Aa3 by Moody’s. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of their amortized cost, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Pooled Trust Preferred Securities

The Company’s investment in pooled trust preferred securities shown in the preceding table that were in a loss position for greater than 12 months consisted of two pooled trust preferred securities with an unrealized loss, on average, of 17.0%. The first pooled trust preferred security, Trapeza 2003-4A Class A1A, was rated Aa3 by Moody’s and BB+ by Standard & Poor’s, which represents a rating of below investment grade. At December 31, 2011, the book value of the security totaled $6.4 million and the fair value totaled $5.9 million, representing an unrealized loss of $0.6 million, or 8.7%. At December 31, 2011, there were a total of 29 banks currently performing of the 39 remaining banks in the security. A total of 18.2%, or $59.0 million, of the current collateral of $323.6 million has defaulted and 11.7%, or $38.0 million, of the current collateral has deferred. Utilizing a cash flow analysis model in analyzing this security, an assumption of 0% recovery of current deferrals and defaults and additional defaults of 3.60% of outstanding collateral, every three years beginning in March 2012, with a 0% recovery, was modeled and resulted in no cash flow shortfalls to the Company’s tranche. This represents the assumption of an additional 24.7% of defaults from the remaining performing collateral of $226.6 million. Excess subordination for the Trapeza 2003-4A Class A1A security represents 71.9% of the remaining performing collateral. The excess subordination of 71.9% is calculated by taking the remaining performing collateral of $226.6 million, subtracting the Class A1A or senior tranche balance of $63.6 million and dividing this result, $163.0 million, by the remaining performing collateral. This excess subordination represents the additional collateral supporting the Company’s tranche.

The remaining pooled trust preferred security, US Capital Fund III Class A-1, is rated Baa2 by Moody’s and CCC- by Standard & Poor’s, which represents a rating of below investment grade. At December 31, 2011, the book value of the security totaled $7.0 million and the fair value totaled $5.3 million, representing an unrealized loss of $1.7 million, or 24.5%. At December 31, 2011, there were a total of 31 banks currently performing of the 42 remaining banks in the security. A total of 16.7%, or $35.0 million, of the current collateral of $209.7 million has defaulted and 11.0%, or $23.2 million, of the current collateral has deferred. Utilizing a cash flow analysis model in analyzing this security, an assumption of 0% recovery of current deferrals and additional defaults of 3.60% of outstanding collateral, every three years beginning in February 2012, with a 0% recovery, was modeled and resulted in no cash flow shortfalls to the Company’s tranche. This represents the assumption of an additional 24.0% of defaults from the remaining performing collateral of $151.5 million. Excess subordination for the US Capital Fund III A-1 security represents 45.8% of the remaining performing collateral. The excess subordination of 45.8% is calculated by taking the remaining performing collateral of $151.5 million, subtracting the Class A-1 or senior tranche balance of $82.2 million and dividing this result, $69.3 million, by the remaining performing collateral. This excess subordination represents the additional collateral supporting the Company’s tranche.

Based on the above analysis, the Company expects to recover its entire amortized cost basis of the securities and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

Collateralized Mortgage Obligations

The Company’s investment in collateralized mortgage obligations (“CMOs”) shown in the preceding table that was in a loss position for greater than 12 months and had an unrealized loss, on average, of 0.1% consisted of one non-agency CMO. The decline in the market value of the non-agency CMO is attributable to the widening of credit spreads in the non-agency CMO market. The Company performs a qualitative analysis by monitoring certain characteristics of its non-agency CMOs, such as ratings, delinquency and foreclosure percentages, historical default and loss severity ratios, credit support and coverage ratios and, based on the analysis performed at December 31, 2011, the Company expects to recover its entire amortized cost basis of the security. The Company’s investment in CMOs shown in the preceding table that was in a loss position for less than 12 months consisted of one GSE agency CMO with an unrealized loss of 0.3%. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of its amortized cost, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Foreign Bond

The Company’s investment in Foreign Bonds in the preceding table consisted of one State of Israel Bond that was in a loss position for less than 12 months with an unrealized loss of 0.1%. The unrealized loss is due to current interest rate levels relative to the Company’s cost and not credit quality. Because the Company does not intend to sell the investment and it is not more likely than not that the Company will be required to sell the investment before recovery of their amortized cost, which may be maturity, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011.

Equity Securities/Mutual Funds

The Company’s investment in equities shown in the preceding table consisted of one bank equity that was in a loss position for less than 12 months with an unrealized loss of 12.5%. The Company’s investment in mutual funds shown in the preceding table consisted of four funds in a loss position for less than 12 months at 2.9%. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of impairment and the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The following table sets forth the stated maturities of the investment securities at December 31, 2011. Mutual funds, money market funds and equity securities are not included in the table based on lack of a maturity date.

(Dollars are in thousands)	December 31, 2011		December 31, 2010
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
Available-for-sale:
Due in one year or less	$3,983	$4,016	$2,393	$2,406
Due after one year through five years	10,065	10,465	151,758	152,430
Due after five years through ten years	186,265	190,455	776,999	766,453
Due after ten years	79,142	79,256	114,279	112,033
Mortgage-backed securities	517,308	544,556	467,915	494,446

Total	$796,763	$828,748	$1,513,344	$1,527,768

Held-to-maturity:
Due in one year or less	$10,615	$10,672	$52,214	$52,196
Due after one year through five years	1,230	1,275	2,130	2,136
Due after five years through ten years	48,250	48,529	625	636
Due after ten years	—	—	125	128
Mortgage-backed securities	422,600	426,547	31,515	33,552

Total	$482,695	$487,023	$86,609	$88,648

During 2011, the Company did not record any impairment charges for securities. During 2010, the Company recorded an impairment loss of $88 thousand related to a $300 thousand equity security that had been in an unrealized loss position for less than 12 months and for which management had deemed it unlikely that the market value would increase in the near future. During 2009, the Company deemed several common equity securities to be other than temporarily impaired and recorded an impairment loss of $1.6 million related to these securities.